Balances and Transactions with Related Parties (Details) - Schedule of balances with related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Balances with Related Parties [Abstract]
Trade receivable	$ 544	$ 1,295
Other accounts payables	$ 186	$ 101